UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments:

Putnam International New Opportunities Fund

The fund's portfolio
12/31/06 (Unaudited)

COMMON STOCKS (99.9%)(a)
	Shares	Value

Advertising and Marketing Services (0.4%)
Dentsu, Inc. (Japan)	1,143	$3,354,834

Aerospace and Defense (1.0%)
CAE, Inc. (Canada)	550,900	5,085,158
MTU Aero Engines Holding AG (Germany)	61,149	2,872,243
		7,957,401

Airlines (0.5%)
Vueling Airlines SA 144A (Spain) (NON)	102,690	4,431,168

Automotive (4.8%)
Bayerische Motoren Werke (BMW) AG (Germany)	60,500	3,468,954
Piaggio & C. SpA (Italy) (NON)	1,323,597	5,490,061
Piaggio & C. SpA 144A (Italy) (NON)	126,200	523,457
Suzuki Motor Corp. (Japan)	591,400	16,716,581
Toyota Motor Corp. (Japan)	190,200	12,473,460
		38,672,513

Banking (17.2%)
Banca Popolare di Verona e Novara Scrl (Italy)	86,952	2,491,857
Banco Bilbao Vizcaya Argentaria SA (Spain)	624,858	14,988,841
Bank of Montreal (Canada)	61,500	3,643,740
BNP Paribas SA (France)	87,581	9,509,863
Canadian Imperial Bank of Commerce (Canada)	49,400	4,169,689
China Merchants Bank Co., Ltd. Class H (China) (NON)	2,061,000	4,353,498
China Merchants Bank Co., Ltd. 144A Class H (China)
(NON)	337,500	712,909
Julius Baer Holding, Ltd. Class B (Switzerland)	37,253	4,082,956
Kazkommertsbank GDR 144A (Kazakhstan) (NON)	192,320	4,442,592
Korea Exchange Bank (South Korea)	302,530	4,163,517
Krung Thai Bank PCL NVDR (Non Voting Depository
Receipt) (Thailand)	18,727,900	6,144,509
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,333	16,582,578
Mizuho Financial Group, Inc. (Japan)	1,881	13,451,684
Royal Bank of Scotland Group PLC (United Kingdom)	112,841	4,386,379
Royal Bank of Scotland Group PLC 144A (United Kingdom)	49,025	1,905,710
Societe Generale (France)	129,814	21,956,128
Sumitomo Mitsui Financial Group, Inc. (Japan)	533	5,436,404
Swedbank AB (Sweden)	336,500	12,188,089
UniCredito Italiano SpA (Italy)	561,712	4,908,207
		139,519,150

Basic Materials (1.2%)
CRH PLC (Ireland)	227,301	9,426,063

Beverage (1.9%)
InBev NV (Belgium)	232,233	15,301,668

Broadcasting (0.8%)
Modern Times Group AB Class B (Sweden)	93,250	6,129,820

Cable Television (0.3%)
Rogers Communications Class B (Canada)	89,000	2,651,812

Chemicals (1.0%)
Shin-Etsu Chemical Co. (Japan)	47,800	3,181,605
Toray Industries, Inc. (Japan)	652,000	4,892,117
		8,073,722

Commercial and Consumer Services (2.4%)
Barloworld, Ltd. (South Africa)	133,337	3,121,457
Compass Group PLC (United Kingdom)	708,986	4,016,492
SGS SA (Switzerland)	3,383	3,759,758
Sodexho Alliance SA (France)	141,842	8,895,310
		19,793,017

Computers (0.5%)
Wincor Nixdorf AG (Germany)	25,734	3,974,524

Construction (1.2%)
Kingspan Group PLC (Ireland)	115,826	3,067,376
Sika AG (Switzerland) (NON)	4,186	6,489,294
		9,556,670

Consumer Goods (3.2%)
Henkel KGaA (Preference) (Germany)	60,218	8,865,893
Reckitt Benckiser PLC (United Kingdom)	373,617	17,074,145

		25,940,038

Distribution (0.6%)
Jeronimo Martins, SGPS, SA (Portugal)	222,985	5,001,327

Electric Utilities (2.0%)
RWE AG (Germany)	34,500	3,797,557
Scottish and Southern Energy PLC (United Kingdom)	280,191	8,521,993
Scottish Power PLC (United Kingdom)	268,464	3,927,725
		16,247,275

Electrical Equipment (0.9%)
Schneider Electric SA (France)	33,829	3,740,355
Zumtobel AG (Austria) (NON)	122,979	3,911,735
		7,652,090

Electronics (4.5%)
Hoya Corp. (Japan)	208,800	8,150,194
Minebea Co., Ltd. (Japan)	489,000	3,423,553
Mitsumi Electric Co., Ltd. (Japan)	220,200	4,853,776
Omron Corp. (Japan)	156,100	4,439,926
Samsung Electronics Co., Ltd. (South Korea)	17,480	11,454,298
Shinko Electric Industries (Japan)	160,200	4,193,461
		36,515,208

Energy (2.0%)
Saipem SpA (Italy)	388,698	10,115,953
Technicas Reunidas SA (Spain)	47,019	1,798,353
Technicas Reunidas SA 144A (Spain) (NON)	122,440	4,683,009
		16,597,315

Energy (Other) (1.1%)
Renewable Energy Corp. AS (Norway) (NON) (S)	360,370	6,592,946
Renewable Energy Corp. AS 144A (Norway) (NON)	115,500	2,113,065
		8,706,011

Engineering & Construction (2.7%)
Daito Trust Construction Co., Ltd. (Japan)	294,300	13,462,244
Keller Group PLC (United Kingdom)	297,504	5,230,900
Leighton Holdings, Ltd. (Australia)	189,317	3,026,005
		21,719,149

Financial (2.8%)
Acta Holding ASA (Norway)	1,991,410	10,509,950
Grupo Financiero Banorte SA de CV (Mexico)	1,195,600	4,677,857
ORIX Corp. (Japan)	25,720	7,461,679
		22,649,486

Food (1.3%)
Nestle SA (Switzerland)	21,726	7,704,090
Parmalat SpA (Italy) (NON)	632,905	2,719,100
		10,423,190

Gaming & Lottery (0.6%)
Aristocrat Leisure, Ltd. (Australia)	370,082	4,638,868

Homebuilding (1.2%)
Barratt Developments PLC (United Kingdom)	204,878	4,952,161
Berkeley Group Holdings PLC (United Kingdom) (NON)	150,916	5,024,674
		9,976,835

Household Furniture and Appliances (0.5%)
Nobia AB (Sweden)	106,700	4,107,897

Insurance (3.9%)
Admiral Group PLC (United Kingdom)	208,582	4,475,108
Allianz SE (Germany)	90,141	18,422,648
AMP, Ltd. (Australia)	528,246	4,202,740
FBD Holdings PLC (Ireland)	76,605	4,167,117
		31,267,613

Investment Banking/Brokerage (3.1%)
Ashmore Group PLC 144A (United Kingdom) (NON)	1,068,200	5,423,222
Credit Suisse Group (Switzerland)	60,470	4,218,682
Macquarie Bank, Ltd. (Australia)	72,849	4,522,008
UBS AG (Switzerland)	184,322	11,158,872
		25,322,784

Lodging/Tourism (0.6%)
Punch Taverns PLC (United Kingdom)	206,823	5,162,927

Machinery (2.4%)
Alstom (France) (NON)	62,718	8,494,244
Makita Corp. (Japan)	108,700	3,339,435
Sumitomo Heavy Industries, Ltd. (Japan)	747,000	7,857,558

		19,691,237

Medical Technology (1.9%)
Fresenius Medical Care AG (Germany)	35,870	4,769,260
Mindray Medical International, Ltd. ADR Class A
(China) (NON) (S)	59,981	1,434,746
Nobel Biocare Holding AG (Switzerland)	30,910	9,134,925
		15,338,931

Metals (2.7%)
Algoma Steel, Inc. (Canada) (NON)	128,400	3,627,306
TMK OAO 144A GDR (Russia) (NON)	112,019	3,920,665
Vallourec SA (France)	24,211	6,989,975
Zinifex, Ltd. (Australia)	468,235	6,930,967
		21,468,913

Oil & Gas (3.8%)
BP PLC (United Kingdom)	812,482	9,079,217
MOL Magyar Olaj- es Gazipari Rt. (Hungary)	39,878	4,498,441
Total SA (France)	240,217	17,315,970
		30,893,628

Pharmaceuticals (11.0%)
Astellas Pharma, Inc. (Japan)	319,100	14,530,564
AstraZeneca PLC (London Exchange) (United Kingdom)	103,606	5,558,483
Bayer AG (Germany)	80,567	4,338,942
Daiichi Sankyo Co., Ltd. (Japan)	370,600	11,582,547
GlaxoSmithKline PLC (United Kingdom)	582,454	15,354,857
Novartis AG (Switzerland)	193,825	11,137,634
Ono Pharmaceutical Co., Ltd. (Japan)	83,800	4,417,085
Roche Holding AG (Switzerland)	37,754	6,754,433
Sanofi-Synthelabo SA (France)	84,339	7,763,573
Terumo Corp. (Japan)	192,000	7,557,325
		88,995,443

Photography/Imaging (0.5%)
Konica Corp. (Japan)	272,500	3,849,193

Power Producers (0.8%)
SembCorp Industries, Ltd. (Singapore)	2,436,800	6,084,865

Publishing (0.4%)
Schibsted ASA (Norway)	91,650	3,281,460

Railroads (0.4%)
East Japan Railway Co. (Japan)	528	3,520,641

Real Estate (1.4%)
GAGFAH SA 144A (Luxembourg) (NON)	61,915	1,927,314
Kier Group PLC (United Kingdom)	106,782	4,524,943
Mitsui Fudosan Co., Ltd. (Japan)	188,000	4,597,289
		11,049,546

Retail (2.3%)
Cie Financier Richemont AG (Switzerland)	72,405	4,205,155
Hennes & Mauritz AB Class B (Sweden)	85,500	4,307,951
Marks & Spencer Group PLC (United Kingdom)	456,365	6,392,056
Woolworths, Ltd. (Australia)	199,647	3,756,832
		18,661,994

Schools (0.4%)
New Oriental Education & Technology Group ADR (China)
(NON) (S)	92,100	3,089,034

Shipping (2.0%)
Bergesen Worldwide Gas ASA 144A (Norway)	398,800	5,284,409
Orient Overseas International, Ltd. (Hong Kong)	1,700,000	10,790,413

		16,074,822

Technology Services (0.6%)
United Internet AG (Germany)	277,123	4,573,108

Telecommunications (2.2%)
Comstar United Telesystems GDR 144A (Russia)	263,400	2,205,349
Koninklijke (Royal) KPN NV (Netherlands)	465,498	6,596,925
Telefonica SA (Spain)	435,822	9,245,596
		18,047,870

Textiles (0.4%)
Gildan Activewear, Inc. (Canada) (NON)	69,500	3,251,807

Transportation Services (1.1%)
Kuehne & Nagel International AG (Switzerland)	33,929	2,468,096
Oesterreichische Post AG (Austria) (NON)	127,853	6,091,019
		8,559,115

Utilities (Other) (--%)
EDF Energies Nouvelles SA (France) 144A (NON)	8,816	466,623

Water Utilities (1.4%)
Veolia Environnement (France)	149,493	11,518,744

Total common stocks (cost $663,281,739)		$809,187,349

SHORT-TERM INVESTMENTS (0.5%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.80% to 5.46% and
due dates ranging from January 2, 2007 to
February 28, 2007 (d)	$4,072,040	$4,066,500
Putnam Prime Money Market Fund (e)	312,207	312,207

Total short-term investments (cost $4,378,707)		$4,378,707

TOTAL INVESTMENTS

Total investments (cost $667,660,446) (b)		$813,566,056

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/06 (aggregate face value $166,123,353) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$52,352,871	$50,503,251	1/17/07	$1,849,620
British Pound	57,817,938	58,094,586	3/22/07	(276,648)
Canadian Dollar	32,457,515	33,715,679	1/17/07	(1,258,164)
Euro	12,000,665	12,001,113	3/22/07	(448)
Japanese Yen	3,549,922	3,659,142	2/21/07	(109,220)
Norwegian Krone	6,024,729	6,087,075	3/22/07	(62,346)
Swedish Krona	2,041,241	2,062,507	3/22/07	(21,266)

Total				$121,528

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/06 (aggregate face value $163,873,586) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$10,123,688	$10,044,429	1/17/07	$(79,259)
British Pound	4,428,170	4,466,615	3/22/07	38,445
Canadian Dollar	5,684,780	5,876,176	1/17/07	191,396
Euro	45,838,348	45,929,725	3/22/07	91,377
Japanese Yen	39,429,839	40,047,938	2/21/07	618,099
Norwegian Krone	15,340,731	15,678,788	3/22/07	338,057
South African Rand	2,398,334	2,390,120	4/18/07	(8,214)
Swedish Krona	6,260,634	6,250,340	3/22/07	(10,294)
Swiss Franc	32,775,534	33,189,455	3/22/07	413,921

Total				$1,593,528

NOTES

(a) Percentages indicated are based on net assets of $810,322,200.

(b) The aggregate identified cost on a tax basis is $668,529,813, resulting in gross unrealized appreciation and depreciation of $153,651,281 and $8,615,038, respectively, or net unrealized appreciation of $145,036,243.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At December 31, 2006, the value of securities loaned amounted to $3,931,580. The fund received cash collateral of $4,066,500 which is pooled with collateral of other Putnam funds into 43 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $89,555 for the period ended December 31, 2006. During the period ended December 31, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $87,735,921 and $96,877,631, respectively.

(S) Securities on loan, in part or in entirety, at December 31, 2006.

At December 31, 2006, liquid assets totaling $3,964,655 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts respectively, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2006: (as a percentage of Portfolio Value)

Australia	3.3%
Austria	1.2
Belgium	1.9
Canada	2.8
China	1.2
France	11.9
Germany	6.8
Hong Kong	1.3
Hungary	0.6
Ireland	2.1
Italy	3.2
Japan	22.7
Kazakhstan	0.6
Mexico	0.6
Netherlands	0.8
Norway	3.4
Portugal	0.6
Russia	0.8
Singapore	0.8
South Korea	1.9
Spain	4.3
Sweden	3.3
Switzerland	8.8
Thailand	0.8
United Kingdom	13.7
Other	0.6

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At December 31, 2006, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2007